Other operating costs - Summary of number of employees (Details) - employee	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Number of employees, year end	29,450	29,292	21,494
Average number of employees	28,563	28,707	21,154
UK
Disclosure of operating segments [line items]
Number of employees, year end	12,572	11,960	4,468
Average number of employees	12,024	11,393	4,333
US
Disclosure of operating segments [line items]
Number of employees, year end	16,878	17,332	17,026
Average number of employees	16,539	17,314	16,821